Liability for Policy and Contract Claims - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2013	Dec. 31, 2009
Liability For Policy And Contract Claims [Line Items]
Liability balance	$ 7,509	[1]	$ 7,620	[1],[2]	$ 6,933	[2],[3]	$ 7,343	$ 6,567	[3]
Strengthened reserve as a result of changes in estimates related to prior year insured events	237	[1]	651	[2]	799	[3]
U.S. Mortgage Insurance
Liability For Policy And Contract Claims [Line Items]
Liability balance	2,009		2,488		2,282			2,289
Strengthened reserve as a result of changes in estimates related to prior year insured events			415		514
U.S. Mortgage Insurance | Loss Mitigation
Liability For Policy And Contract Claims [Line Items]
Loss mitigation activities that resulted in a reduction in expected losses			567		734
Life Insurance
Liability For Policy And Contract Claims [Line Items]
Liability balance	175		253
International Mortgage Insurance
Liability For Policy And Contract Claims [Line Items]
Liability balance			553
Strengthened reserve as a result of changes in estimates related to prior year insured events	142
Long-term Care Insurance
Liability For Policy And Contract Claims [Line Items]
Liability balance	4,655		4,130		3,633			3,138
Strengthened reserve as a result of changes in estimates related to prior year insured events	$ 93		$ 232		$ 276

[1]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.